Consolidated Statements of Loss and Comprehensive income (loss) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Consolidated Statements of Loss and Comprehensive income (loss)
Revenue	$ 181,123	$ 83,265
Cost of sales	(117,140)	(52,453)
Gross profit	63,983	30,812
Expenses
Salaries, wages and benefits	(27,595)	(13,257)
Share-based compensation	(4,879)	(129)
General and administration	(15,327)	(6,278)
Professional fees	(3,023)	(2,548)
Advertising and promotion	(3,444)	(429)
Depreciation and amortization	(23,565)	(6,798)
Impairment loss	(2,733)	(705)
Interest and bank charges	(2,091)	(577)
Total expenses	(82,657)	(30,721)
(Loss) income from operations	(18,674)	91
Other income (expenses)
Gain on disposal of assets	3,306
Loss on extinguishment of debenture	(588)	(142)
Debt restructuring gain	1,145
Gain on extinguishment of financial liability	161	505
Gain on sale of marketable securities		3,808
Loss on revaluation of marketable securities	(547)
Finance and other costs	(13,042)	(10,009)
Loss on revaluation of derivative liability	(6,989)	(459)
Foreign exchange (loss) gain	(539)	81
Total other expenses	(17,093)	(6,216)
Loss before taxes	(35,767)	(6,125)
Current income tax expense	(1,970)	(236)
Deferred income tax recovery	2,700	7
Net loss	(35,037)	(6,354)
Other comprehensive loss
Translation difference on foreign subsidiary	(161)	(121)
Total comprehensive loss	(35,198)	(6,475)
Comprehensive (loss) income attributable to:
Owners of the Company	(35,878)	(7,089)
Non-controlling interest	$ 680	$ 614
Loss per share
Basic earnings per share	$ (0.84)	$ (0.46)
Diluted earnings per share	$ (0.84)	$ (0.46)